Segment reporting - Schedule of Detailed Information about Revenue from Transactions with Individual Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Disclosure of major customers [line items]
Revenue	$ 159,747	$ 72,339	$ 16,556
Percentage of entity's revenue	27.20%	14.80%	18.10%
Customer B
Disclosure of major customers [line items]
Revenue	$ 131,838	$ 144,384	$ 9,430
Percentage of entity's revenue	22.50%	29.50%	10.30%
Customer C
Disclosure of major customers [line items]
Revenue	$ 131,699	$ 72,105	$ 46,954
Percentage of entity's revenue	22.50%	14.70%	51.40%
Customer D
Disclosure of major customers [line items]
Revenue	$ 71,000	$ 0	$ 0
Percentage of entity's revenue	12.10%	0.00%	0.00%
Customer E
Disclosure of major customers [line items]
Revenue	$ 36,821	$ 101,862	$ 0
Percentage of entity's revenue	6.30%	20.80%	0.00%